CAPITAL MANAGEMENT (Tables)	12 Months Ended
Mar. 31, 2022
Capital Management [Abstract]
Disclosure Of Capital Structure
The Company’s capital structure includes the following:

As at	March 31, 2022	March 31, 2021
	$000’s	$000’s
Shareholders’ equity comprised of:
Share capital	141,451	100,676
Contributed surplus	525	124
Options reserve	23,783	7,158
Warrants reserve	11,423	11,166
Accumulated other comprehensive income (loss)	(366)	24
Deficit	(100,661)	(33,030)
Total	76,155	86,118